Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) - Schedule of Nominal Amounts of Future Fixed Minimum Rental Income - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Nominal Amounts of Future Fixed Minimum Rental Income [Abstract]
Within 1 year	S/ 2,446	S/ 3,728
After 1 year but no more than 5 years	23,420	28,241
More than 5 years	S/ 32,075	S/ 33,438